Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Technology
Intangible assets
Estimated useful lives	8 years 6 months
Customer relationship
Intangible assets
Estimated useful lives	5 years 6 months
Non-compete agreement
Intangible assets
Estimated useful lives	5 years 6 months
Software
Intangible assets
Estimated useful lives	3 years